Debts_Details Of Debts (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Borrowings Abstract [Abstract]
Borrowings	₩ 16,846,072		₩ 14,485,789
Repurchase Agreements And Others	10,676,219		8,825,564
Call Money	1,298,637		2,940,133
Total	₩ 28,820,928	$ 27,000,551	₩ 26,251,486